Financial Instruments and Risk Management (Narrative) (Details)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash on hand	$ 40,740	$ 32,134	$ 13	$ 10
Confidence interval	1.00%	1.00%
Value at risk	$ 407	$ 321
Accrued liabilities	$ 219,384		$ 358,507